Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Of Comprehensive Income [Abstract]
Net loss	$ (54,134)	$ (7,572)
Fair value changes on available for sale financial assets	38,673	18,328
Exchange differences on translating foreign operations	410	198
Income tax	(4,982)	(2,428)
Total other comprehensive income	34,101	16,098
Comprehensive income (loss)	(20,033)	8,526
Comprehensive income (loss) attributable to:
Canopy Growth Corporation	(40,285)	8,577
Non-controlling interests	20,252	(51)
Comprehensive income (loss)	$ (20,033)	$ 8,526